Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BRUCE FUND INC
Entity Central Index Key	0000047071
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000031584
Shareholder Report [Line Items]
Fund Name	Bruce Fund
Trading Symbol	BRUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bruce Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thebrucefund.com/document-library. You can also request this information by contacting us at (800) 872-7823.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 872-7823
Additional Information Website	https://www.thebrucefund.com/document-library
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bruce Fund	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Bruce Fund	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$10,290	$10,138
Dec-2016	$10,708	$11,351
Dec-2017	$12,042	$13,829
Dec-2018	$11,565	$13,223
Dec-2019	$14,158	$17,386
Dec-2020	$15,857	$20,585
Dec-2021	$18,617	$26,494
Dec-2022	$16,986	$21,696
Dec-2023	$16,859	$27,399
Dec-2024	$17,628	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Bruce Fund	4.56%	4.48%	5.83%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 365,175,505
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 986,005
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$365,175,505
Number of Portfolio Holdings	42
Advisory Fee	$986,005
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.1%
Convertible Bonds	0.4%
Money Market Funds	18.8%
U.S. Government & Agencies	3.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 28, 2024, as approved by the Board, the Adviser changed the annual percentage fee by decreasing the breakpoint for assets over $100,000,000 from 0.50% to 0.30%.